Document and Entity Information	Nov. 17, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	KOHLS Corp
Amendment Flag	false
Entity Central Index Key	0000885639
Document Type	8-K
Document Period End Date	Nov. 17, 2022
Entity Incorporation State Country Code	WI
Entity File Number	001-11084
Entity Tax Identification Number	39-1630919
Entity Address, Address Line One	N56 W17000 Ridgewood Drive
Entity Address, City or Town	Menomonee Falls
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53051
City Area Code	(262)
Local Phone Number	703-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	KSS
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Trading Symbol	—
Security Exchange Name	NYSE